Income Tax - Disclosure of Detailed Information About Consolidated Statement Explanatory (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax [Line Items]
Deferred tax assets, beginning perod	$ 1,160,392	$ 796,092	$ 707,232
(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income	(325,355)	(144,960)	88,770
(Charged) / credited directly to equity		509,260
Deferred tax assets, ending perod	835,037	1,160,392	796,092
Provisions [member]
Income Tax [Line Items]
Deferred tax assets, beginning perod	122,243	48,513	81,984
(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income	(101,235)	73,730	(33,471)
Deferred tax assets, ending perod	21,008	122,243	48,513
Property, plant and equipment [member]
Income Tax [Line Items]
Deferred tax assets, beginning perod	10,155	12,945	13,905
(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income	517	(2,790)	(960)
Deferred tax assets, ending perod	10,672	10,155	12,945
Intangible assets [member]
Income Tax [Line Items]
Deferred tax assets, beginning perod	1,025,616	735,400	611,343
(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income	(223,437)	(219,044)	124,057
(Charged) / credited directly to equity		509,260
Deferred tax assets, ending perod	802,179	1,025,616	735,400
Other [member]
Income Tax [Line Items]
Deferred tax assets, beginning perod	2,378	(766)
(Charged) / credited to the consolidated statement of profit or loss and other comprehensive income	(1,200)	3,144	(766)
Deferred tax assets, ending perod	$ 1,178	$ 2,378	$ (766)